LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of maturities of lease liabilities

As of December 31,
Year Ending December 31,	2022
2023	70,251
2024	57,351
2025	40,703
2026	6,629
2027	205
Total lease payment	175,139
Less: imputed interest	(9,936)
Present value of minimum operating lease payments	165,203

Schedule of weighted-average remaining lease terms and discount rates

	As of December 31,
	2021	2022
Weighted-average remaining lease term	3.6years	3.0years
Weighted-average discount rate	4.3%	4.3%